Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Schedule of consolidated entities

	Place incorporated	Ownership percentage
TROOPS, Inc.	Cayman Islands	Parent Company
11 Hau Fook Street Limited	Hong Kong	100%
Apiguru Pty Ltd.	Australia	100%
Beijing SGOCO Image Technology Co., Ltd.	Beijing, China	100%
First Asia Finance Limited	Hong Kong	100%
FOR THE FUTURE, Inc.	Republic of Seychelles	100%
Giant Credit Limited	Hong Kong	100%
Giant Connection Limited	Republic of Seychelles	100%
Giant Financial Services Limited	Samoa	100%
Paris Sky Limited	Marshall Islands	100%
Riches Advisory Limited	Hong Kong	100%
Riches Elite Technology (Shenzhen) Co.,Ltd	Shenzhen, China	100%
Riches Finance Group Limited	Hong Kong	100%
Riches Holdings Limited	Cayman Islands	100%
Riches Property Limited	Hong Kong	100%
SGOCO International (HK) Limited	Hong Kong	100%
Suns Tower Limited
(Formerly known as “First Asia Tower Limited”)	Hong Kong	100%
Vision Lane Limited	British Virgin Islands	100%

Schedule of assets with estimated useful lives

Leasehold land and buildings	Leasehold land and buildings are depreciated over the shorter of the unexpired term of lease and their estimated useful lives, being no more than 50 years
Machinery and equipment	4-10 years
Leasehold improvements	5 years
Vehicles and office equipment	4-5 years

Schedule of Separately identifiable intangible assets that have determinable lives

Trademarks of GFS	10 years
Service Contracts of GFS	1 year
Non-competition agreements of Apiguru	3 years
Customer relationship of Riches Holdings	10 years

Schedule of fair value hierarchy of financial assets and liabilities

Fair Value
Measurement at
	Carrying Value at	December 31,
	December 31, 2024	2024
		Level 1	Level 2	Level 3
Convertible notes measured at fair value	$—	$—	$—	$—

Schedule of changes in financial liabilities

Balance at January 1, 2024	$—
Issuance of convertible notes	13,400
Fair value losses on issue date and conversion dates	7,690
Conversion of convertible notes	(21,090)
Balance at December 31, 2024	—

Schedule of assumptions used for determination of fair value of the convertible notes

LIANTENG
Convertible note holder	LIMITED
Appraisal Date (Inception Date)	May 31, 2024
Risk-free Rate	4.51%
Applicable Closing Stock Price	$1.56
Conversion Price	$0.8. to $1.92
Volatility	89.90%
Dividend Yield	0%
Credit Spread	8.60%

Schedule of the Company's revenues disaggregated by products and services and timing of revenue recognition:

	Year ended December 31,
Revenue by recognition	2024	2023	2022
Revenue by recognition over time	$4,431	$3,569	$3,875
Revenue by recognition at a point in time	5,642	—	—
	$10,073	3,569	3,875

	Year ended December 31,
Revenue by major product line	2024	2023	2022
Interest on loans	$3,308	$2,313	$2,451
Property lease and management	1,780	1,069	1,106
Applications, technology & services	151	187	318
Consultancy services for insurance products	4,478	—	—
Advisory and referral services	356	—	—
	$10,073	3,569	3,875

Summary of the movement of the Company's contract liabilities

Contract
liabilities
Balance as of January 1, 2022	$7
Revenue recognized from beginning contract liability balance	(7)
Advances received from customers related to unsatisfied performance obligations	10
Balance as of December 31, 2022	$10
Revenue recognized from beginning contract liability balance	(10)
Advances received from customers related to unsatisfied performance obligations	13
Balance as of December 31, 2023	$13
Revenue recognized from beginning contract liability balance	(13)
Advances received from customers related to unsatisfied performance obligations	148
Balance as of December 31, 2024	$148